Real Estate Owned, Net - Maturities of operating lease liabilities - subnote (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jun. 02, 2021	Jun. 01, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Real Estate
Operating Leases, Rent Expense, Minimum Rentals	$ 2,100,000	$ 1,300,000
Real Estate Operating Expenses			$ 1,217,963	$ 971,315	$ 5,003,893	$ 4,505,119
Retroactive
Real Estate
Operating Leases, Rent Expense				500,000	1,700,000
Real Estate Operating Expenses				$ 1,200,000	$ 4,700,000